Transactions with Related Parties, Vessel Acquisitions and Issuances of Series D Preferred Stock (Details) $ in Thousands									1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 11, 2024 USD ($) shares	Jul. 15, 2024 USD ($)	Feb. 08, 2023 USD ($) shares	Feb. 01, 2023 USD ($)	Sep. 21, 2022 shares	Sep. 20, 2022 USD ($) shares	Jun. 13, 2022 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 Agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 09, 2024 USD ($)	Aug. 13, 2024 USD ($)
Transactions with Related Parties [Abstract]
Due to related parties											$ 458	$ 474
Payment for vessel acquisition											18,906	4,368	$ 5,094
M/V Melia [Member]
Transactions with Related Parties [Abstract]
Purchase price									$ 14,000
M/T Zeze Start [Member]
Transactions with Related Parties [Abstract]
Purchase price			$ 27,000
Fair value of vessel														$ 27,500
Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock											8,600	10,000	$ 17,600
Series D Preferred Stock [Member] | M/T Zeze Start [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares		9,442
Related Party [Member] | M/T Zeze Start [Member]
Transactions with Related Parties [Abstract]
Due to related parties															$ 10,900
Related Party [Member] | DSI [Member]
Transactions with Related Parties [Abstract]
Due to related parties											0	$ 0
Number of memoranda of agreement | Agreement										2
Related Party [Member] | DSI [Member] | M/V Baltimore [Member]
Transactions with Related Parties [Abstract]
Purchase price								$ 22,000
Payment for vessel acquisition								$ 4,400
Related Party [Member] | DSI [Member] | M/V Melia [Member]
Transactions with Related Parties [Abstract]
Purchase price					$ 14,000
Payment for vessel acquisition					$ 4,000
Related Party [Member] | DSI [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock (in shares) | shares				13,157		25,000	25,000
Fair value of non-cash consideration				$ 10,000			$ 17,600
Entity Controlled by Director of Company [Member] | M/T Zeze Start [Member]
Transactions with Related Parties [Abstract]
Purchase price			$ 27,000
Due to related parties														$ 18,900
Payment for vessel acquisition	$ 8,000
Interest rate															5.00%
Interest expense											$ 109
Entity Controlled by Director of Company [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Issuance of stock		$ 8,100
Issuance of stock (in shares) | shares		9,442